Accounting policies and statement of compliance - Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies [Abstract]
€1 equals to USD	1.1422	1.1195	1.1810
€1 equals to USD	1.2271	1.1234	1.1450